LOSS ON GOLDEX MINE (Details) (Goldex mine, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2011 ounce
Goldex mine
Loss on suspended operations
Proven and probable gold reserves (in ounces)	1,600,000
Impairment loss on Goldex mine property, plant, and mine development	$ 237,110
Loss on underground ore stockpile	16,641
Supplies inventory obsolescence provision	1,915
Increase in environmental remediation liability	47,227
Loss on Goldex mine (before income and mining taxes)	$ 302,893